Convertible Notes (Details) - USD ($)					12 Months Ended
	Dec. 05, 2024	Jun. 17, 2024	May 16, 2024	Sep. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Streeterville Note [Member]
Debt Instrument [Line Items]
Unsecured original principal amount				$ 8,640,000
Bears interest rate				6.00%
Original issue discount				$ 640,000
Streeterville’s fees				$ 20,000
Outstanding balance elected for pre payment percentage				120.00%
Convertible notes in an aggregate of principle							$ 1,250,310
Reverse stock spilt adjusted (in Shares)						932	485
Repaid principal					$ 4,059,983	$ 1,250,000
Fair value of convertible loan						5,020,633
Change in fair value of convertible notes					(1,048,271)	21,166	$ 2,448,936
Interest expense recognized for these convertible loans					87,621	$ 297,954	$ 195,139
YA 2024 Notes [Member]
Debt Instrument [Line Items]
Bears interest rate			8.00%
Commitment amount			$ 30,000,000
Structuring fee					15,000
Stock split description	Pursuant to the omnibus amendment agreement, the Floor Price under the YA 2024 Notes will be reduced from $0.1641 (post-reverse stock split adjusted to $0.98) to $0.10 (post-reverse stock split adjusted to $0.6) per Ordinary share, subject to the adjustment to reflect any reverse stock split effectuated by the Company.
Aggregated effective interest expense amount					558,585
Loss on debt extinguishment					$ 473,653
YA 2024 Notes [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Principal amount			$ 4,756,986
Effective interest rates, percentage			7.00%
Debt maturity date			May 16, 2025
Net proceeds			$ 4,162,347
YA 2024 Notes [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Principal amount		$ 1,500,000
Effective interest rates, percentage		7.00%
Debt maturity date		May 16, 2025
Net proceeds		$ 1,317,225
Minimum [Member] | YA 2024 Notes [Member]
Debt Instrument [Line Items]
Convertible notes in an aggregate of principle			$ 8,000,000
Effective interest rates, percentage					7.10%
Maximum [Member] | YA 2024 Notes [Member]
Debt Instrument [Line Items]
Effective interest rates, percentage					22.80%
Class A Ordinary Shares [Member] | Streeterville Note [Member]
Debt Instrument [Line Items]
Gross proceeds				$ 8,000,000
Aggregate shares (in Shares)						5,594	2,913